Leases (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Leases (Textual) [Abstract]
Rent expense under operating lease agreements	$ 110.6	$ 107.3	$ 104.2